CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands, unless otherwise specified	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Total NorthStar Stockholders’ Equity	Non-controlling Interests
Balance at Dec. 31, 2010	$ 1,623,652	$ 625	$ 0	$ 716,933	$ 933,831	$ (41,822)	$ 1,609,567	$ 14,085
Balance (in shares) at Dec. 31, 2010		625	100
Increase (Decrease) in Stockholders' Equity
Non-controlling interests - contributions	144							144
Non-controlling interests - distributions	(17,818)				(4,616)	0	(4,616)	(13,202)
Other comprehensive income (loss)	(907)					(907)	(907)	0
Net income (loss)	(234,000)				(235,507)		(235,507)	1,507
Balance at Dec. 31, 2011	1,371,071	625	0	716,933	693,708	(42,729)	1,368,537	2,534
Balance (in shares) at Dec. 31, 2011		625	100
Increase (Decrease) in Stockholders' Equity
Non-controlling interests - contributions	568,586			559,830	0	0	559,830	8,756
Non-controlling interests - distributions	(7,131)				(78)	0	(78)	(7,053)
Redemption	2,358							2,358
Other comprehensive income (loss)	13,779					13,779	13,779	0
Net income (loss)	(193,362)				(195,797)		(195,797)	2,435
Balance at Dec. 31, 2012	1,755,301	625	0	1,276,763	497,833	(28,950)	1,746,271	9,030
Balance (in shares) at Dec. 31, 2012		625	100
Increase (Decrease) in Stockholders' Equity
Non-controlling interests - contributions	1,602,489			1,582,715	0	0	1,582,715	19,774
Non-controlling interests - distributions	(1,482)				(78)	0	(78)	(1,404)
Other comprehensive income (loss)	17,756					17,756	17,756	0
Net income (loss)	(21,464)				(21,062)		(21,062)	(402)
Balance at Dec. 31, 2013	3,352,600	625	0	2,859,478	476,693	(11,194)	3,325,602	26,998
Balance (in shares) at Dec. 31, 2013		625	100
Increase (Decrease) in Stockholders' Equity
Non-controlling interests - contributions	198							198
Non-controlling interests - distributions	(100,687)				(100,014)	0	(100,014)	(673)
Other comprehensive income (loss)	8,490					8,490	8,490	0
Net income (loss)	(61,089)				(60,955)		(60,955)	(134)
Balance at Mar. 31, 2014	$ 3,199,512	$ 625	$ 0	$ 2,859,478	$ 315,724	$ (2,704)	$ 3,173,123	$ 26,389
Balance (in shares) at Mar. 31, 2014		625	100